Subsequent Event	12 Months Ended
Aug. 31, 2018
Subsequent Event [Abstract]
Subsequent Event
23	Subsequent Event

On September 9, 2018, as part of its fiscal 2018 restructuring plan and the shutdown of its facilities in Toronto, Canada, the company entered into a binding agreement to sell one of its buildings for net proceeds of $3,329,000. The transfer of ownership is expected to occur in the second quarter of fiscal 2019, as the company will continue to use the facility to finalize projects until then. The transaction will result in a pre-tax gain of $1,857,000 that will be recorded in the consolidated statement of earnings for that quarter.